Property, plant and equipment (Expressed in Canadian $000's except per share amounts) (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	Oil and gas
	properties	Other	Total
Net book value, September 30, 2011	$64,406	$71	$64,477
Additions	13,331	24	13,355
Impairment expense	(23,162)	-	(23,162)
Depreciation	(177)	(28)	(205)
Net book value, September 30, 2012	$54,398	$67	$54,465
Additions	2,487	-	2,487
Disposals	-	(24)	(24)
Impairment	(264)	-	(264
Depreciation	(25)	(3)	(28)
Net book value, September 30, 2013	56,596	40	56,636